OTHER ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS
Federal, provincial and other sales taxes receivable	$ 78,841	$ 93,294
Prepaid expenses	70,986	55,146
Financial asset at FVTPL	9,119
Other	20,272	17,384
Total other current assets	179,218	165,824
Non-current ore in stockpiles and on leach pads	145,675	116,762
Non-current prepaid expenses	18,035	13,736
Non-current other receivables	18,918	5,101
Other	2,240	2,698
Total other assets	184,868	$ 138,297
Purchase of Financial Asset	25,000
Gain on Disposal Of Partial Assets and Revaluation of Remaining Assets on Mark-to-Market Adjustment	$ 19,900